                          -----------------------------
                              STATE STREET RESEARCH
                              ---------------------
                    INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
                  --------------------------------------------

                  SEMIANNUAL REPORT
                  August 31, 2000



                             ---------------------
                                 WHAT'S INSIDE
                             ---------------------


                             INVESTMENT UPDATE

                             About the fund,
                             economy and markets


                             FUND INFORMATION

                             Facts and figures

                             PLUS, COMPLETE PORTFOLIO HOLDINGS
                             AND FINANCIAL STATEMENTS



                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[Logo] STATE STREET RESEARCH                                     in
                                                               Service

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The U.S. economy is slowing, but predictions of a broad slowdown may still be premature. Second quarter GDP -- a broad measure of economic growth--grew at an annual rate of 5.2%, higher than the first quarter growth of 4.8%.

o In an effort to stave off inflation, the Federal Reserve Board raised short-term interest rates twice during the six-month period. The federal funds rate now stands at 6.5%.

o Corporate profit growth has slowed, but new home sales and consumer spending remained strong. The savings rate slid to a record low 0.1% toward the end of the period, and consumer debt rose.

THE MARKETS
o After losing ground in the spring, the stock market strengthened during August. The Dow Jones Industrials closed above 11,000 for the first time since April and the S&P 500 rose above 1,500 as investors rotated into old-economy value stocks.(1) The Nasdaq sank into bear territory in March and remained volatile throughout the period.

o The 10-year Treasury bond replaced the 30-year bond as the official bellwether of the U.S. bond market. The yield on the 10-year Treasury bond fell from 6.4% to almost 6.0% during the six-month period. Municipal and corporate bonds rose, but high yield bonds lagged.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended August 31, 2000, Class A shares of State Street Research IntelliQuant Portfolios: Small-Cap Value returned 9.45% (does not reflect sales charge). The fund underperformed the Russell 2000 Value Index, which returned 10.57%.(1)

o A relatively high exposure to the medical services and property and casualty insurance sectors helped boost performance.

o The fund was hurt by its underweighted exposure to oil service, construction and real estate stocks, which gained significant ground during the period. The market's focus on momentum-driven stocks, where the fund was also underweighted, was another negative for fund performance.

CURRENT STRATEGY
o Our strategy remains the same: apply a consistent, disciplined quantitative approach to stock selection.

o In June, we rebalanced our sector weightings to match our benchmark, which had redefined its categories during the period.

o With interest rates drifting lower and an economy that seems to be moderating, we believe the environment has become more favorable for small-cap value stocks.

August 31, 2000

(1) The S&P 500 (officially the "Standard and Poor's 500 Index") is an unmanaged index of 500 U.S. stocks. The Russell 2000 Value Index contains only those stocks within the complete Russell 2000 Index (a small company index) that show below average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value.

(3) Performance reflects maximum 5.75% Class A share front-end sales charge.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended August 31, 2000)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(2)(3)
-----------------------------------------------------------
                       LIFE OF FUND
                     (since 11/30/98)       1 YEAR
-----------------------------------------------------------
Class A              -0.23%                 -3.95%
-----------------------------------------------------------
Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1  CIRRUS LOGIC Electronics                           1.6%

 2  VENATOR GROUP Retail                               1.4%

 3  PIER 1 IMPORTS Household furnishing                1.4%

 4  IDACORP Electric utility                           1.4%

 5  STANCORP Financial services                        1.3%

 6  INVESTORS Financial services                       1.3%

 7  CYTEC Chemicals and materials manufacturing        1.3%

 8  WASHINGTON GAS Gas distribution                    1.2%

 9  RYDER Transportation management                    1.1%

10  CELL GENESYS Development of gene therapies         1.1%

These securities represent an aggregate of 13.1% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

REAL ESTATE INVESTMENT TRUSTS                     10.6%

BANKS & SAVINGS & LOANS                           10.4%

RETAIL                                             6.4%

ELECTRICAL                                         5.2%

INSURANCE                                          5.1%

Total: 37.7%

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------
August 31, 2000 (Unaudited)

------------------------------------------------------------------------------------------------------
                                                                                            VALUE
                                                                         SHARES            (NOTE 1)
------------------------------------------------------------------------------------------------------
COMMON STOCKS 96.9%
AUTOMOBILES & TRANSPORTATION 4.7%
AIR TRANSPORT 0.4%
Frontier Airlines Inc.* ...............................................       700           $   11,988
Mesa Air Group, Inc.* .................................................     1,700                9,456
                                                                                            ----------
                                                                                                21,444
                                                                                            ----------
AUTOMOTIVE PARTS 1.5%
American Axle & Manufacturing Holdings Inc.* ..........................       700               10,062
ArvinMeritor Inc. .....................................................       600                9,900
Lear Corp.* ...........................................................     1,300               28,031
Superior Industries International Inc. ................................       900               29,194
                                                                                            ----------
                                                                                                77,187
                                                                                            ----------
MISCELLANEOUS TRANSPORTATION 0.6%
Circle International Group Inc. .......................................       800               28,650
                                                                                            ----------
RECREATIONAL VEHICLES & BOATS 0.2%
Winnebago Industries, Inc. ............................................       800               10,250
                                                                                            ----------
TRUCKERS 2.0%
American Freightways Corp.* ...........................................       700               11,506
Arkansas Best Corp.* ..................................................     1,000               15,063
Landstar Systems Inc.* ................................................       400               20,400
Roadway Express Inc. ..................................................       500               11,500
US Freightways Corp. ..................................................     1,500               46,781
                                                                                            ----------
                                                                                               105,250
                                                                                            ----------
Total Automobiles & Transportation ....................................                        242,781
                                                                                            ----------
CONSUMER DISCRETIONARY 16.0%
ADVERTISING AGENCIES 1.1%
ADVO Inc.* ............................................................       900               36,844
RH Donnelley Corp.* ...................................................     1,000               21,000
                                                                                            ----------
                                                                                                57,844
                                                                                            ----------
CASINOS/GAMBLING, HOTEL/MOTEL 0.5%
Aztar Corp.* ..........................................................     1,300               18,931
Boyd Gaming Corp.* ....................................................     1,900                8,788
                                                                                            ----------
                                                                                                27,719
                                                                                            ----------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 0.4%
Gaylord Entertainment Co.* ............................................       800               20,900
                                                                                            ----------
CONSUMER ELECTRONICS 1.1%
Harman International Industries, Inc. .................................       600               46,050
Universal Electronics Inc.* ...........................................       400                9,481
                                                                                            ----------
                                                                                                55,531
                                                                                            ----------
CONSUMER PRODUCTS 0.9%
Block Drug Co. Inc. Cl. A .............................................       415               16,807
Fedders Corp. .........................................................     1,900                9,856
Herbalife International Inc. ..........................................     1,000                9,688
National Presto Industries Inc. .......................................       300                9,131
                                                                                            ----------
                                                                                                45,482
                                                                                            ----------
CONSUMER SERVICES 0.7%
APAC Telecommunications Corp. .........................................       800                6,350
Dollar Thrifty Automotive Group, Inc.* ................................     1,000               22,625
Insurance Auto Auctions Inc. ..........................................       400                6,600
                                                                                            ----------
                                                                                                35,575
                                                                                            ----------
HOUSEHOLD FURNISHINGS 0.3%
Springs Industries, Inc. ..............................................       600               17,925
                                                                                            ----------
LEISURE TIME 1.2%
Callaway Golf Co. .....................................................     3,900               56,306
Sturm Ruger & Company Inc. ............................................     1,100                9,144
                                                                                            ----------
                                                                                                65,450
                                                                                            ----------
PHOTOGRAPHY 0.9%
CPI Corp. .............................................................       400                9,750
Polaroid Corp. ........................................................     2,100               35,700
                                                                                            ----------
                                                                                                45,450
                                                                                            ----------
PRINTING & PUBLISHING 0.6%
Hollinger International, Inc. Cl. A ...................................     1,300               21,287
Information Holdings Inc.* ............................................       300                9,638
                                                                                            ----------
                                                                                                30,925
                                                                                            ----------
RESTAURANTS 0.2%
Lone Star Steakhouse & Saloon Inc.* ...................................     1,000                8,438
                                                                                            ----------
RETAIL 6.4%
Cato Corp. Cl. A ......................................................       900               11,137
Charming Shoppes, Inc.* ...............................................     3,700               20,119
Chicos FAS Inc.* ......................................................       400               15,600
Dress Barn Inc.* ......................................................       500               10,656
Fisher Scientific International Inc.* .................................     1,500               32,906
Genesco Inc.* .........................................................       600                9,713
Handleman Co.* ........................................................       900               11,137
Intertan, Inc.* .......................................................       800               11,100
Lands End Inc.* .......................................................       500               12,219
Lawson Products Inc. ..................................................       400               10,100
Pier 1 Imports Inc. ...................................................     6,100               71,675
Russ Berrie & Company Inc. ............................................       500               10,250
Spiegel, Inc. Cl. A ...................................................     1,200                8,175
Ultimate Electronics Inc.* ............................................       400               14,025
Venator Group Inc.* ...................................................     5,300               74,200
Wilsons The Leather Experts Inc.* .....................................       600               12,225
                                                                                            ----------
                                                                                               335,237
                                                                                            ----------
SHOES 0.9%
Reebok International Ltd.* ............................................     2,400               46,050
                                                                                            ----------
TEXTILE APPAREL MANUFACTURERS 0.8%
Guess Inc.* ...........................................................       600               13,613
Phillips-Van Heusen Corp. .............................................     1,200               10,950
Russell Corp. .........................................................       900               17,156
                                                                                            ----------
                                                                                                41,719
                                                                                            ----------
Total Consumer Discretionary ..........................................                        834,245
                                                                                            ----------
CONSUMER STAPLES 3.8%
BEVERAGES 0.3%
Farmer Brothers Co. ...................................................       100               17,231
                                                                                            ----------
FOODS 3.3%
Fleming Companies, Inc. ...............................................     1,400               21,612
NBTY Inc.* ............................................................     2,700               19,069
Pilgrims Pride Corp. Cl. B ............................................     1,300                8,856
Riviana Foods, Inc. ...................................................       500                8,563
Seaboard Corp. ........................................................       100               19,500
Smithfield Foods Inc.* ................................................     1,900               50,469
Universal Foods Co.* ..................................................     2,200               45,100
                                                                                            ----------
                                                                                               173,169
                                                                                            ----------
TOBACCO 0.2%
Schweitzer-Mauduit International, Inc. ................................       700               10,189
                                                                                            ----------
Total Consumer Staples ................................................                        200,589
                                                                                            ----------
FINANCIAL SERVICES 31.6%
BANKS & SAVINGS & LOAN 10.4%
Andover Bancorp Inc. ..................................................       300                8,775
Bancorpsouth Inc. .....................................................     1,900               27,787
Cathay Bancorp Inc. ...................................................       500               24,937
Chittenden Corp. ......................................................     1,100               30,112
CPB Inc. ..............................................................       400               10,350
Downey Financial Corp. ................................................     1,000               33,500
East West Bancorp Inc. ................................................       700               11,944
First Citizens Bancshares Inc. Cl. A ..................................       200               13,163
First Commonwealth Financial Corp. ....................................     2,400               22,950
First Federal Capital Corp. ...........................................       900               10,406
First Merchants Corp. .................................................       500               11,156
First United Bancshares Inc. ..........................................     1,300               21,125
GBC Bancorp ...........................................................       300               11,363
Greater Bay Bancorp ...................................................       600               37,200
Imperial Bancorp* .....................................................     1,200               26,100
Investors Financial Services Co. ......................................     1,100               67,719
MAF Bancorp Inc. ......................................................     1,000               21,500
MidAmerica Bancorp ....................................................       409               10,634
Premier National Bancorp Inc. .........................................       800               16,200
Riggs National Corp. ..................................................       800                9,550
Silicon Valley Bancshares* ............................................     1,000               57,625
UCBH Holdings Inc. ....................................................       400               12,100
United National Bancorp ...............................................       600               10,500
Wells Fargo & Co. .....................................................       538               23,219
Westcorp ..............................................................       920               12,018
                                                                                            ----------
                                                                                               541,933
                                                                                            ----------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.2%
National Processing, Inc.* ............................................       900               10,631
                                                                                            ----------
INSURANCE 5.1%
Alfa Corp. ............................................................     1,800               34,087
American National Insurance Co. .......................................       300               18,450
AmerUs Life Holdings Inc. .............................................       400                9,875
CNA Surety Corp. ......................................................       800                9,250
Commerce Group Inc. ...................................................     1,100               28,600
Delphi Financial Group Inc.* ..........................................       500               20,687
FBL Financial Group Inc. ..............................................       600                8,850
Kansas City Life Insurance Co. ........................................       300               10,013
Midland Co. ...........................................................       400               10,300
National Western Life Insurance Co. Cl. A* ............................       100                6,981
SCPIE Holdings Inc. ...................................................       500               10,875
Selective Insurance Group Inc. ........................................     1,000               17,938
Stancorp Financial Group Inc. .........................................     1,700               68,000
State Auto Financial Corp. ............................................       900               11,306
                                                                                            ----------
                                                                                               265,212
                                                                                            ----------
MISCELLANEOUS FINANCIAL 1.0%
Finova Group Inc. .....................................................     2,200               15,262
Southwest Securities Group Inc. .......................................       550               18,253
The Student Loan Corp. ................................................       200                9,538
WFS Financial Inc. ....................................................       600                8,888
                                                                                            ----------
                                                                                                51,941
                                                                                            ----------
REAL ESTATE INVESTMENT TRUSTS 10.6%
Arden Realty Inc. .....................................................     1,100               28,050
Brandywine Realty Trust ...............................................       500               10,250
BRE Properties Inc. Cl. A .............................................       800               23,350
Cabot Industrial Trust ................................................       900               17,663
Camden Property Trust .................................................       700               20,956
Centerpoint Properties Trust ..........................................       500               21,906
Chelsea GCA Realty Inc. ...............................................       500               16,781
Developers Diversified Realty Corp. ...................................     1,200               17,400
Essex Property Trust, Inc. ............................................       500               24,594
FelCor Lodging Trust Inc. .............................................       900               20,025
First Industrial Realty Trust Inc. ....................................       700               20,781
Franchise Finance Corp. of America ....................................     1,000               22,500
Health Care Property Investors, Inc. ..................................       802               21,103
Highwoods Properties Inc. .............................................     1,000               24,062
Home Properties of New York Inc. ......................................       600               17,812
Hospitality Properties Trust ..........................................       900               20,925
HRPT Properties Trust .................................................     2,100               14,306
IndyMac Bancorp Inc.* .................................................       900               15,188
Koger Equity Inc. .....................................................     1,000               17,125
Mid America Apartment Communities Inc. ................................       800               19,350
New Plan Excel Realty Trust Inc. ......................................     1,600               22,100
Prentiss Properties Trust .............................................       800               19,450
Reckson Associates Realty Co. .........................................       900               21,881
Storage USA, Inc. .....................................................       600               18,075
Summit Properties Inc. ................................................       900               20,925
Sun Communities Inc. ..................................................       500               15,469
United Dominion Realty Trust Inc. .....................................     1,900               20,544
Weingarten Realty Investors ...........................................       500               20,250
                                                                                            ----------
                                                                                               552,821
                                                                                            ----------
RENTAL & LEASING SERVICES: COMMERCIAL 1.7%
Rollins Truck Leasing Corp. ...........................................     1,400                9,450
Ryder Systems Inc. ....................................................     3,100               59,481
XTRA Corp.* ...........................................................       500               22,188
                                                                                            ----------
                                                                                                91,119
                                                                                            ----------
SECURITIES BROKERAGE & SERVICES 2.6%
Advanta Corp. Cl. A ...................................................       800               10,400
Dain Rauscher Corp. ...................................................       500               40,219
Morgan Keegan Inc. ....................................................       600               12,038
Phoenix Investment Partners Ltd. ......................................     1,600               23,800
Raymond James Financial Inc. ..........................................     1,400               39,900
Tucker Anthony Sutro Corp. ............................................       500               11,781
                                                                                            ----------
                                                                                               138,138
                                                                                            ----------
Total Financial Services ..............................................                      1,651,795
                                                                                            ----------
HEALTH CARE 4.6%
DRUGS & BIOTECHNOLOGY 3.4%
Ariad Pharmaceuticals Inc. ............................................       800               10,100
Cell Genesys Inc. .....................................................     1,900               58,544
Genome Therapeutics Corp. .............................................       700               17,588
Neurocrine Biosciences Inc. ...........................................       700               28,962
Ribozyme Pharmaceuticals Inc. .........................................       400               11,550
Sciclone Pharmaceuticals Inc. .........................................       900               10,631
Titan Pharmaceuticals Inc. ............................................       700               32,856
Vivus Inc. ............................................................     1,600                8,300
                                                                                            ----------
                                                                                               178,531
                                                                                            ----------
HEALTH CARE SERVICES 0.4%
Hooper Holmes Inc. ....................................................     2,000               23,375
                                                                                            ----------
HOSPITAL SUPPLY 0.8%
Cooper Companies Inc. .................................................       500               16,438
Cygnus Inc. ...........................................................       800                9,750
Polymedica Corp. ......................................................       400               14,200
                                                                                            ----------
                                                                                                40,388
                                                                                            ----------
Total Health Care .....................................................                        242,294
                                                                                            ----------
MATERIALS & PROCESSING 12.5%
BUILDING & CONSTRUCTION 1.0%
Emcor Group Inc. ......................................................       400                9,681
Lennox International Inc. .............................................     1,500               20,719
Texas Industries Inc. .................................................       700               23,887
                                                                                            ----------
                                                                                                54,287
                                                                                            ----------
CHEMICALS 3.9%
Calgon Carbon Corp. ...................................................     1,300               11,050
Cytec Industries, Inc. ................................................     2,000               66,750
Georgia Gulf Corp. ....................................................     1,000               13,000
Lubrizol Corp. ........................................................     2,300               49,881
NL Industries, Inc. ...................................................     1,100               25,644
Uniroyal Technology Corp. .............................................       900               15,187
W.R. Grace & Co. ......................................................     2,900               23,019
                                                                                            ----------
                                                                                               204,531
                                                                                            ----------
CONTAINERS & PACKAGING 0.8%
Greif Brothers Corp. Cl. A ............................................       700               20,213
Mobile Mini Inc. ......................................................       400                7,475
U.S. Can Corp.* .......................................................       600               11,475
                                                                                            ----------
                                                                                                39,163
                                                                                            ----------
DIVERSIFIED MANUFACTURING 0.4%
Olin Corp. ............................................................     1,200               19,800
                                                                                            ----------
FOREST PRODUCTS 1.3%
Pope & Talbot Inc. ....................................................       600               11,925
Rayonier Inc. .........................................................     1,300               54,031
                                                                                            ----------
                                                                                                65,956
                                                                                            ----------
MISCELLANEOUS MATERIALS & PROCESSING 3.4%
Commercial Metals Co. .................................................       700               19,556
CompX International Inc. Cl. A* .......................................       500               11,344
Lone Star Technologies Inc. ...........................................     1,100               55,275
Maverick Tube Corp.* ..................................................       800               22,450
NS Group Inc.* ........................................................       500                8,812
Penn Engineering & Manufacturing Corp. ................................       300                9,994
Shaw Group Inc.* ......................................................       700               38,981
Valmont Industries Inc. ...............................................       500                9,469
                                                                                            ----------
                                                                                               175,881
                                                                                            ----------
NON-FERROUS METALS 0.2%
Century Aluminum Co. ..................................................       800               10,450
                                                                                            ----------
REAL ESTATE & CONSTRUCTION 0.6%
Crestline Capital Corp. ...............................................       600               11,813
Forest City Enterprises Inc. Cl A .....................................       600               21,000
                                                                                            ----------
                                                                                                32,813
                                                                                            ----------
STEEL 0.6%
Worthington Industries Inc. ...........................................     3,200               33,400
                                                                                            ----------
TEXTILE & PRODUCTS 0.3%
Wellman, Inc. .........................................................     1,300               15,681
                                                                                            ----------
Total Materials & Processing ..........................................                        651,962
                                                                                            ----------
OTHER 2.1%
MULTI-SECTOR 2.1%
Carlisle Companies Inc. ...............................................       800               36,650
Carter Wallace Inc. ...................................................       600               15,975
Gentek, Inc. ..........................................................       700               10,675
Lancaster Colony Corp. ................................................     2,100               48,431
                                                                                            ----------
Total Other ...........................................................                        111,731
                                                                                            ----------
OTHER ENERGY 1.9%
OFFSHORE DRILLING 0.2%
Forcenergy Inc. .......................................................       500               12,094
                                                                                            ----------
OIL & GAS PRODUCERS 1.7%
Callon Petroleum Co.* .................................................       300                4,594
Clayton Williams Energy Inc.* .........................................       300               12,112
Comstock Resources Inc. ...............................................     1,200               11,925
Nuevo Energy Co.* .....................................................       600               11,513
St. Mary Land & Exploration Co.* ......................................       600               24,825
Vintage Petroleum Inc. ................................................     1,000               21,000
                                                                                            ----------
                                                                                                85,969
                                                                                            ----------
Total Other Energy ....................................................                         98,063
                                                                                            ----------
PRODUCER DURABLES 6.7%
ELECTRICAL EQUIPMENT & COMPONENTS 1.5%
American Superconductor Corp. .........................................       700               29,706
American Technical Ceramics Corp. .....................................       400                9,150
Mark IV Industries Inc. ...............................................     1,600               35,800
                                                                                            ----------
                                                                                                74,656
                                                                                            ----------
INDUSTRIAL PRODUCTS 0.7%
Mine Safety Appliances Co. ............................................       400                8,200
Standex International Corp. ...........................................       600               11,137
Watts Industries Inc. Cl A ............................................       800                9,000
X Rite Inc. ...........................................................       900                8,663
                                                                                            ----------
                                                                                                37,000
                                                                                            ----------
MACHINE TOOLS 0.4%
Lincoln Electric Holdings Inc. ........................................     1,400               20,475
                                                                                            ----------
MACHINERY 2.5%
AGCO Corp. ............................................................     2,900               30,450
Applied Industrial Technologies, Inc. .................................       600               10,163
Milacron Inc. .........................................................     1,500               23,156
Semitool Inc. .........................................................       600                7,538
Stewart & Stevenson Services, Inc. ....................................     1,500               24,187
Tecumseh Products Co. Cl. A ...........................................       600               23,850
Thomas Industries Inc.* ...............................................       600               12,112
                                                                                            ----------
                                                                                               131,456
                                                                                            ----------
PRODUCTION TECHNOLOGY EQUIPMENT 1.6%
Kulicke & Soffa Industries Inc.* ......................................     2,600               47,287
Silicon Valley Group Inc.* ............................................     1,300               36,238
                                                                                            ----------
                                                                                                83,525
                                                                                            ----------
Total Producer Durables ...............................................                        347,112
                                                                                            ----------
TECHNOLOGY 4.3%
COMMUNICATIONS TECHNOLOGY 1.0%
Analysts International Corp. ..........................................     1,000                8,313
Anixter International, Inc.* ..........................................       700               24,500
E.MedSoft.com .........................................................     1,200                4,650
EPlus Inc. ............................................................       400                7,825
Lightspan Inc. ........................................................     1,500                5,320
VelocityHSI Inc. ......................................................       160                  560
                                                                                            ----------
                                                                                                51,168
                                                                                            ----------
COMPUTER SOFTWARE 0.2%
Blaze Software Inc. ...................................................       700               13,213
                                                                                            ----------
COMPUTER TECHNOLOGY 0.7%
Imation Corp.* ........................................................     1,300               28,925
Intergraph Corp.* .....................................................     1,500                9,000
                                                                                            ----------
                                                                                                37,925
                                                                                            ----------
ELECTRONICS 0.8%
Cubic Corp. ...........................................................       500               10,750
Pioneer-Standard Electronics Inc. .....................................     1,500               20,531
Primex Technologies, Inc. .............................................       400                9,700
                                                                                            ----------
                                                                                                40,981
                                                                                            ----------
ELECTRONICS: SEMI-CONDUCTORS/COMPONEN TS 1.6%
Cirrus Logic, Inc.* ...................................................     2,700               81,675
                                                                                            ----------
Total Technology ......................................................                        224,962
                                                                                            ----------
UTILITIES 8.7%
MISCELLANEOUS UTILITIES 0.5%
Vectren Corp. .........................................................     1,400               26,600
                                                                                            ----------
ELECTRICAL 5.2%
Avista Corp. ..........................................................     2,200               40,563
CMP Group Inc. ........................................................     1,300               38,205
Hawaiian Electric Industries, Inc. ....................................     1,700               55,675
IDACORP Inc. ..........................................................     1,800               70,987
Otter Tail Power Co. ..................................................     1,000               20,875
UIL Holding Corp. .....................................................       500               25,156
Unisource Energy Corp. ................................................     1,400               21,788
                                                                                            ----------
                                                                                               273,249
                                                                                        --------------
GAS DISTRIBUTION 2.7%
CTG Resources Inc. ..................................................         200                8,100
Energy North Inc. .....................................................       200               11,975
Providence Energy Corp. ...............................................       200                8,475
Southwestern Energy Co. ...............................................     1,200                9,300
UGI Corp. .............................................................       900               20,531
Washington Gas Light Co. ..............................................     2,400               60,750
Western Gas Resources Inc. ............................................       900               19,744
                                                                                            ----------
                                                                                               138,875
                                                                                            ----------
TELECOMMUNICATIONS 0.1%
American Telesource International Inc. ................................     1,500                4,500
                                                                                            ----------
WATER 0.2%
SJW Corp. .............................................................       100               11,950
                                                                                            ----------
Total Utilities .......................................................                        455,174
                                                                                            ----------
Total Common Stocks (Cost $4,856,523) .................................                      5,060,708
                                                                                            ----------

SHORT-TERM INVESTMENTS 0.6%
State Street Navigator Securities Lending Prime Portfolio .............    28,400               28,400
                                                                                            ----------
Total Short Term Investments (Cost $28,400) .....................................               28,400
                                                                                            ----------

------------------------------------------------------------------------------------------------------
                                                    PRINCIPAL          MATURITY
                                                      AMOUNT             DATE
------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER 3.5%
American Express Credit Corp., 6.53% ...........     $182,000           9/05/2000           $   82,000
                                                                                            ----------
Total Commercial Paper (Cost $182,000) ..................................................      182,000
                                                                                            ----------
Total Investments (Cost $5,066,922) -- 101.0% ...........................................    5,271,108
                                                                                            ----------
Cash and Other Assets, Less Liabilities -- (1.0%) .......................................      (50,808)
                                                                                            ----------
Net Assets - 100.0% .....................................................................   $5,220,300
                                                                                            ==========

Federal Income Tax Information:
At August 31, 2000, the net unrealized appreciation of investments based on cost for
  Federal income tax purposes of $5,066,922 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an
  excess of value over tax cost .........................................................   $  475,966
Aggregate gross unrealized depreciation for all investments in which there is an
  excess of tax cost over value .........................................................     (271,780)
                                                                                            -----------
                                                                                            $  204,186
                                                                                            ==========
------------------------------------------------------------------------------------------------------
* Nonincome-producing securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
August 31, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $5,066,922) (Note 1) .................   $5,271,108
Cash .............................................................          141
Receivable from Distributor (Note 3) .............................       35,073
Dividends and interest receivable ................................        9,397
Receivable for fund shares sold ..................................           50
Other assets .....................................................       12,239
                                                                     ----------
                                                                      5,328,008
LIABILITIES
Payable for collateral received on securities loaned .............       28,400
Accrued trustees' fees (Note 2) ..................................        8,158
Accrued management fee (Note 2) ..................................        3,717
Other accrued expenses ...........................................       67,433
                                                                     ----------
                                                                        107,708
                                                                     ----------
NET ASSETS                                                           $5,220,300
                                                                     ==========
Net Assets consist of:
  Undistributed net investment income ............................    $  40,700
  Unrealized appreciation of investments .........................      204,186
  Accumulated net realized loss ..................................     (180,537)
  Paid-in capital ................................................    5,155,951
                                                                     ----------
                                                                     $5,220,300
                                                                     ==========
Net Asset Value and redemption price per share of
  Class A shares ($5,220,300 / 548,619 shares) ...................       $ 9.52
                                                                         ======
Maximum Offering Price per share of Class A shares ($9.52 / .9425)       $10.10
                                                                         ======

-------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended August 31, 2000 (Unaudited)

INVESTMENT INCOME
Dividends .......................................................     $  65,323
Interest (Note 1) ...............................................         6,821
                                                                      ---------
                                                                         72,144
EXPENSES
Custodian fee ...................................................        40,350
Transfer agent and shareholder services (Note 2) ................        29,038
Management fee (Note 2) .........................................        20,387
Reports to shareholders .........................................        13,569
Audit fee .......................................................        11,135
Legal fees ......................................................         7,611
Trustees' fees (Note 2) .........................................         7,353
Service and distribution fees-Class A (Note 5) ..................         7,238
Miscellaneous  ..................................................         2,730
                                                                      ---------
                                                                        139,411
Fees paid indirectly (Note 2) ...................................        (1,029)
Expenses borne by the Distributor (Note 3) ......................      (101,838)
                                                                      ---------
                                                                         36,544
                                                                      ---------
Net investment income ...........................................        35,600
                                                                      ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss on investments (Notes 1 and 4) ................      (131,510)
Net unrealized appreciation of investments ......................       545,463
                                                                      ---------
Net gain on investments .........................................       413,953
                                                                      ---------
Net increase in net assets resulting from operations ............     $ 449,553
                                                                      =========

-------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                           YEAR ENDED           AUGUST 31, 2000
                                        FEBRUARY 29, 2000          (UNAUDITED)
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ..................   $   83,565             $   35,600
Net realized gain (loss) on
  investments ..........................       63,457               (131,510)
Net unrealized appreciation
  (depreciation) of investments ........      (61,462)               545,463
                                           ----------             ----------
Net increase resulting from operations .       85,560                449,553
                                           ----------             ----------
Dividends from net investment income:
  Class A ..............................      (11,220)                  --
  Class B(1) ...........................       (6,291)                  --
  Class B ..............................       (6,291)                  --
  Class C ..............................       (6,291)                  --
  Class S ..............................      (70,467)                  --
                                           ----------             ----------
                                             (100,560)                  --
                                           ----------             ----------
Distribution from capital gains:
  Class A ..............................       (4,466)               (74,769)
  Class B(1) ...........................       (4,135)                  --
  Class B ..............................       (4,135)                  --
  Class C ..............................       (4,135)                  --
  Class S ..............................      (24,802)                  --
                                           ----------             ----------
                                              (41,673)               (74,769)
                                           ----------             ----------
Net increase from fund share
  transactions (Note 7) ................       50,400                 79,324
                                           ----------             ----------
Total increase (decrease) in
  net assets ...........................       (6,273)               454,108
NET ASSETS
Beginning of period ....................    4,772,465              4,766,192
                                           ----------             ----------
End of period (including undistributed
  net investment income of $5,100 and
  $40,700, respectively) ...............   $4,766,192             $5,220,300
                                           ==========             ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
August 31, 2000

NOTE 1

State Street Research IntelliQuant Portfolios: Small-Cap Value (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of seven separate funds: State Street Research IntelliQuant Portfolios: Small-Cap Value, State Street Research Health Sciences Fund, State Street Research Concentrated Growth Fund, State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research Strategic Portfolios: Aggressive and State Street Research International Equity Fund.

The investment objective of the Fund is to provide high total return, consisting principally of capital appreciation. Under normal market conditions, the fund invests primarily in small company value stocks. These may include common and preferred stocks, convertible securities and warrants. In managing the Fund's portfolio, the investment manager uses a disciplined quantitative investment strategy.

The Fund offers five classes of shares. Effective December 29, 1999, the Fund discontinued offering Class B(1), Class B, Class C and Class S shares. Only Class A shares are presently available for purchase. Class A shares are subject to an initial sales charge of up to 5.75%. From March 1, 2000 to April 30, 2000, Class A shares paid a service fee equal to 0.25% of average daily net assets. Beginning May 1, 2000, Class A shares pay an annual distribution and service fee equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are being offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1999 through February 29, 2000, the Fund incurred net capital losses of approximately $49,000 and it intends to defer and treat such losses as arising in the fiscal year ended February 28, 2001.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At August 31, 2000, the value of the securities loaned and the value of collateral were $28,238 and $28,400, respectively. During the six months ended August 31, 2000, income from securities lending amounted to $1,037 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.80% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended August 31, 2000, the fees pursuant to such agreement amounted to $20,387.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the
"Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended August 31, 2000, the amount of such expenses was $12,328.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended August 31, 2000 the Fund's transfer agent fees were reduced by $1,029 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,353 during the six months ended August 31, 2000.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended August 31, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $101,838.

NOTE 4

For the six months ended August 31, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $4,751,335 and $4,806,549, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, beginning May 1, 2000, the Fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended August 31, 2000, fees pursuant to such plans amounted to $7,238 for Class A.

NOTE 6

On October 18, 2000, the Fund was liquidated and the proceeds of such liquidation were distributed to the shareholders of the Fund.

NOTE 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At August 31, 2000, MetLife owned 543,654 shares of Class A of the Fund.

These transactions break down by share class as follows.

                                                             SIX MONTHS ENDED
                                          YEAR ENDED          AUGUST 31, 2000
                                       FEBRUARY 29, 2000        (UNAUDITED)
                                    -----------------------  -----------------
CLASS A                              SHARES       AMOUNT     SHARES    AMOUNT
-------------------------------------------------------------------------------
Shares sold ......................   482,991   $ 4,548,236      735   $ 6,750
Issued upon reinvestment of:
  Dividends from net investment
    income .......................       147         1,319    8,614    74,769
  Distribution from capital gains        510         4,466       --        --
Shares redeemed ..................      (506)       (4,857)    (242)   (2,195)
                                     -------   -----------    -----   -------
Net increase .....................   483,142   $ 4,549,164    9,107   $79,324
                                     =======   ===========    =====   =======

CLASS B(1)                           SHARES       AMOUNT     SHARES    AMOUNT
-------------------------------------------------------------------------------
Issued upon reinvestment of
distribution from capital gains ..       472   $     4,135      --    $   --
Shares redeemed ..................   (53,510)     (504,081)     --        --
                                     -------   -----------    -----   -------
Net decrease .....................   (53,038)  $  (499,946)     --    $   --
                                     =======   ===========    =====   =======

CLASS B                              SHARES       AMOUNT     SHARES    AMOUNT
-------------------------------------------------------------------------------
Issued upon reinvestment of
distribution from capital gains ..       472   $     4,135      --    $   --
Shares redeemed ..................   (53,510)     (504,081)     --        --
                                     -------   -----------    -----   -------
Net decrease .....................   (53,038)  $  (499,946)     --    $   --
                                     =======   ===========    =====   =======

CLASS C                              SHARES       AMOUNT     SHARES    AMOUNT
-------------------------------------------------------------------------------
Issued upon reinvestment of
distribution from capital gains ..       472   $     4,135      --    $   --
Shares redeemed ..................   (53,510)     (504,081)     --        --
                                     -------   -----------    -----   -------
Net decrease .....................   (53,038)  $  (499,946)     --    $   --
                                     =======   ===========    =====   =======

CLASS S                              SHARES       AMOUNT     SHARES    AMOUNT
-------------------------------------------------------------------------------
Issued upon reinvestment of
distribution from capital gains ..     2,832   $    24,802      --    $   --
Shares redeemed ..................  (320,981)   (3,023,728)     --        --
                                     -------   -----------    -----   -------
Net decrease .....................  (318,149)  $(2,998,926)     --    $   --
                                     =======   ===========    =====   =======

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                         CLASS A                                            CLASS B(1)
                              ------------------------------------------------------------ --------------------------------------
                               NOVEMBER 30, 1998                                            NOVEMBER 30, 1998
                                (COMMENCEMENT OF                         SIX MONTHS ENDED   (COMMENCEMENT OF
                                 OPERATIONS) TO          YEAR ENDED      AUGUST 31, 2000     OPERATIONS) TO       MARCH 1, 1999 TO
                              FEBRUARY 28, 1999(A)  FEBRURY 29, 2000(A)   (UNAUDITED)(A)  FEBRUARY 28, 1999(A)  DECEMBER 29, 1999(A)
---------------------------------------------------------------------------------------    ---------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                            9.43               8.95                 8.83                 9.43                 8.93
                                       -----              -----                -----                -----                -----
  Net investment income ($)*            0.04               0.12                 0.07                 0.02                 0.08
  Net realized and unrealized
    gain (loss) on investments ($)     (0.52)              0.04                 0.76                (0.52)                0.17
                                       -----              -----                -----                -----                -----
TOTAL FROM INVESTMENT OPERATIONS ($)   (0.48)              0.16                 0.83                (0.50)                0.25
                                       -----              -----                -----                -----                -----
  Dividend from net investment
    income ($)                            --              (0.20)                  --                   --                (0.12)
  Distributions from capital
    gains ($)                             --              (0.08)               (0.14)                  --                (0.08)
                                       -----              -----                -----                -----                -----
TOTAL DISTRIBUTIONS ($)                   --              (0.28)               (0.14)                  --                (0.20)
                                       -----              -----                -----                -----                -----
NET ASSET VALUE, END OF
  PERIOD ($)                            8.95               8.83                 9.52                 8.93                 8.98
                                       =====              =====                =====                =====                =====
Total return(b) (%)                    (5.09)(c)           1.72                 9.45(c)             (5.30)(c)             2.80(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                          504              4,766                5,220                  474                  480
Ratio of operating expenses to
  average net assets (%)*               1.40(d)            1.40                 1.47(d)              2.15(d)              2.15(d)
Ratio of operating expenses to
  average net assets after
  expense reductions (%)*               1.40(d)            1.40                 1.43(d)              2.15(d)              2.15(d)
Ratio of net investment income to
  average net assets (%)*               1.83(d)            1.56                 1.40(d)              1.09(d)              1.01(d)
Portfolio turnover rate (%)             0.66              95.91                98.57                 0.66                95.91
* Reflects voluntary reduction of
    expenses per share of these
    amounts (Note 3) ($)                0.19               0.16                 0.19                 0.19                 0.43

-----------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(c) Not annualized
(d) Annualized

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                     CLASS B                                           CLASS C
                                 ------------------------------------------------  ------------------------------------------------
                                    NOVEMBER 30, 1998                                 NOVEMBER 30, 1998
                                    (COMMENCEMENT OF                                  (COMMENCEMENT OF
                                     OPERATIONS) TO          MARCH 1, 1999 TO          OPERATIONS) TO          MARCH 1, 1999 TO
                                  FEBRUARY 28, 1999(A)     DECEMBER 29, 1999(A)     FEBRUARY 28, 1999(A)     DECEMBER 29, 1999(A)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                              9.43                     8.93                     9.43                     8.93
                                         -----                    -----                    -----                    -----
  Net investment income ($)*              0.02                     0.08                     0.02                     0.08
  Net realized and unrealized
    gain (loss) on investments ($)       (0.52)                    0.17                    (0.52)                    0.17
                                         -----                    -----                    -----                    -----
TOTAL FROM INVESTMENT OPERATIONS ($)     (0.50)                    0.25                    (0.50)                    0.25
                                         -----                    -----                    -----                    -----
  Dividend from net investment
    income ($)                              --                    (0.12)                      --                    (0.12)
  Distribution from capital gains ($)       --                    (0.08)                      --                    (0.08)
                                         -----                    -----                    -----                    -----
TOTAL DISTRIBUTIONS ($)                     --                    (0.20)                      --                    (0.20)
                                         -----                    -----                    -----                    -----
NET ASSET VALUE, END OF PERIOD ($)        8.93                     8.98                     8.93                     8.98
                                         =====                    =====                    =====                    =====
Total return(b) (%)                      (5.30)(c)                 2.80(c)                 (5.30)(c)                 2.80(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                               474                      480                      474                      480
Ratio of operating expenses to
  average net assets (%)*                 2.15(d)                  2.15(d)                  2.15(d)                  2.15(d)
Ratio of operating expenses to
  average net assets after
  expense reductions (%)*                 2.15(d)                  2.15(d)                  2.15(d)                  2.15(d)
Ratio of net investment income
  to average net assets (%)*              1.09(d)                  1.01(d)                  1.09(d)                  1.01(d)
Portfolio turnover rate (%)               0.66                    95.91                     0.66                    95.91
* Reflects voluntary reduction
    of expenses per share
    of these amounts (Note 3) ($)         0.19                     0.43                     0.19                     0.44

                                                                                                    CLASS S
                                                                                   -------------------------------------------
                                                                                       NOVEMBER 30, 1998
                                                                                      (COMMENCEMENT OF
                                                                                       OPERATIONS TO        MARCH 1, 1999 TO
                                                                                    FEBRUARY 28, 1999(A)  DECEMBER 29, 1999(A)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                   9.43                  8.95
                                                                                          -----                 -----
  Net investment income ($)*                                                               0.05                  0.16
  Net realized and unrealized gain (loss) on investments ($)                              (0.53)                 0.17
                                                                                          -----                 -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                      (0.48)                 0.33
                                                                                          -----                 -----
  Dividend from net investment income ($)                                                    --                 (0.22)
  Distribution from capital gains ($)                                                        --                 (0.08)
                                                                                          -----                 -----
TOTAL DISTRIBUTIONS ($)                                                                      --                 (0.30)
                                                                                          -----                 -----
NET ASSET VALUE, END OF PERIOD ($)                                                         8.95                  8.98
                                                                                          =====                 =====
Total return(b) (%)                                                                       (5.09)(c)              3.62(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                 2,848                 2,880
Ratio of operating expenses to average net assets (%)*                                     1.15(d)               1.15(d)
Ratio of operating expenses to average net assets after expense reductions (%)*            1.15(d)               1.15(d)
Ratio of net investment income to average net assets (%)*                                  2.09(d)               2.01(d)
Portfolio turnover rate (%)                                                                0.66                 95.91
*Reflects voluntary reduction of expenses per share of these amounts (Note 3) ($)          0.19                  0.44

------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(c) Not annualized
(d) Annualized

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      GERARD P. MAUS                         GERARD P. MAUS
INTELLIQUANT PORTFOLIOS:                   Chairman of the Board,                 Chief Financial Officer,
SMALL-CAP VALUE                            President, Chief Executive             Chief Administrative Officer,
One Financial Center                       Officer and Treasurer                  Director and Interim Chief
Boston, MA 02111                                                                  Operating Officer,
                                           JOHN R. BORZILLERI, M.D.               State Street Research &
INVESTMENT ADVISER                         Vice President                         Management Company
State Street Research &
Management Company                         BRUCE A. EBEL                          BRUCE R. BOND
One Financial Center                       Vice President                         Former Chairman of the Board
Boston, MA 02111                                                                  Chief Executive Officer and
                                           JOHN H. KALLIS                         President, PictureTel Corporation
DISTRIBUTOR                                Vice President
State Street Research                                                             STEVE A. GARBAN
Investment Services, Inc.                  THOMAS P. MOORE, JR.                   Former Senior Vice President
One Financial Center                       Vice President                         for Finance and Operations and
Boston, MA 02111                                                                  Treasurer, The Pennsylvania
                                           E.K. EASTON RAGSDALE, JR.              State University
SHAREHOLDER SERVICES                       Vice President
State Street Research                                                             DEAN O. MORTON
Service Center                             THOMAS A. SHIVELY                      Former Executive Vice President
P.O. Box 8408                              Vice President                         Chief Operating Officer
Boston, MA 02266-8408                                                             and Director, Hewlett-Packard
1-87-SSR-FUNDS (1-877-773-8637)            JAMES M. WEISS                         Company
                                           Vice President
CUSTODIAN                                                                         SUSAN M. PHILLIPS
State Street Bank and                      KENNARD WOODWORTH, JR.                 Dean, School of Business and
Trust Company                              Vice President                         Public Management, George
225 Franklin Street                                                               Washington University; former
Boston, MA 02110                           DOUGLAS A. ROMICH                      Member of the Board of Governors
                                           Assistant Treasurer                    of the Federal Reserve System and
LEGAL COUNSEL                                                                     Chairman and Commissioner of
Goodwin, Procter & Hoar LLP                FRANCIS J. MCNAMARA, III               the Commodity Futures Trading
Exchange Place                             Secretary and General Counsel          Commission
Boston, MA 02109
                                           DARMAN A. WING                         TOBY ROSENBLATT
                                           Assistant Secretary and                President,
                                           Assistant General Counsel              Founders Investments Ltd.
                                                                                  President,
                                           SUSAN E. BREEN                         The Glen Ellen Company
                                           Assistant Secretary
                                                                                  MICHAEL S. SCOTT MORTON
                                           AMY L. SIMMONS                         Jay W. Forrester Professor of
                                           Assistant Secretary                    Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
One Financial Center
Boston, MA 02111








QUESTIONS? COMMENTS?

E-MAIL us at:
    info@ssrfunds.com
INTERNET site:
    www.StateStreetResearch.com
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or [hearing-impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]
WRITE us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

[logo] STATE STREET RESEARCH

(c) 2000 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research IntelliQuant Portfolios: Small-Cap Value prospectus.

When used after December 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp1001) SSR-LD                                    IQ-2487-1000

[logo] STATE STREET RESEARCH

HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
                                   Semiannual Report to Shareholders
                                   August 31, 2000

In this Report  [graphic omitted]  Investment
                                   Update

plus
     The Fund at a Glance
     Fund Portfolio and Financials

--------------------------------------------------------------------------------
  Contents
2   6 MONTH REVIEW
    A look at the fund and its market environment over the past 6 months

4   THE FUND IN DETAIL
    Portfolio holdings, financials and notes
--------------------------------------------------------------------------------

FROM THE CHAIRMAN
The headlines scream volatility. Stocks experienced a rocky six months, punctuated by a sharp upturn in August. Many so-called new economy stocks have given way to a rebound of decidedly old economy stalwarts.

The uncertainty of the investment markets over the past six months reminds us all that some long-established investment principles still make sense: diversification, for example, is still a good way to cushion your portfolio against sharp swings in one sector or asset class. If you have a diversified portfolio, chances are you felt the downdraft in technology. But you may also have exposure to some of the market's stronger performers-- health care, energy and the bond market--all of which have delivered attractive returns in 2000.

If you're uncertain about how much diversification you need and whether the diversification you have is right for you, talk to your financial professional. Together, you can build a portfolio of State Street Research funds for any market environment.

     Sincerely,

 /s/ Gerard P. Maus
     Gerard P. Maus
     Chief Executive Officer
     State Street Research Funds


[graphic omitted]

--------------------------------------------------------------------------------
6 MONTH REVIEW
--------------------------------------------------------------------------------

HOW STATE STREET RESEARCH
HEALTH SCIENCES FUND PERFORMED

It was a strong period for State Street Research Health Sciences Fund. The fund returned 51.93% for the six months ending August 31, 2000(1). That put it ahead of the S&P 500 Index,which returned 11.72% for that same period, and the Lipper Health/Biotechnology Funds Average, which returned 13.00%(2),(3).

REASONS FOR THE FUND'S PERFORMANCE
Astute stock selection accounted for a significant portion of the fund's outperformance. Pharmaceutical powerhouse Pharmacia, one of the world's top drug companies, helped produce positive results. The company has strong fundamentals, no patent expirations on the horizon and attractive valuation. ALZA and PE Biosystems Group, the leading supplier of machines needed for much of the current work in genetics and genomics, were also strong contributors to performance. However, some of our disappointments were also in the pharmaceutical group, including Pfizer and SangStat Medical.

CHANGES IN THE PORTFOLIO
During the period, we trimmed our investments in large pharmaceutical companies and shifted some of the proceeds into mid-cap specialty pharmaceutical companies, where fundamentals have been strong, and generic drug companies, where business prospects have improved because many drug patents are due to expire in the next few years.

LOOKING AHEAD
In the near term, we expect the approaching presidential election to cause some turmoil in the health care sector. Pharmaceuticals, in particular, may be volatile because the potential for implementation of a Medicare drug benefit could put pressure on drug prices. We will continue to emphasize pharmaceutical stocks on a selective basis and maintain our exposure to HMOs and medical service companies that have good business prospects.

Because financial markets and mutual fund strategies are constantly evolving, it's possible that the fund's holdings, market stance, outlook for various industries or securities, and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


CLASS A SHARES(1)

     51.93%

"ASTUTE STOCK SELECTION ACCOUNTED FOR MUCH OF HEALTH SCIENCES FUND'S GAINS."

[Photo of Dr. John Borzilleri]
     DR. JOHN BORZILLERI
     Portfolio Manager,
     State Street Research

      S&P 500 Index(2)

          11.72%

--------------------------------------------------------------------------------
[graphic omitted] THE FUND AT A GLANCE as of 8/31/00
--------------------------------------------------------------------------------
STATE STREET RESEARCH HEALTH SCIENCES FUND FOCUSES ON LONG-TERM GROWTH OF
CAPITAL.


--------------------------------------------------------------------------------
ALZA
ALZA Corporation is a mid-cap pharmaceutical company that designs controlled-dosage drug delivery systems, which range from skin patches to low-current electric devices that administer drugs through the skin. Recently, the company successfully launched a new treatment for Attention Deficit Disorder in children. The stock price has risen from $30 to $75 per share since the beginning of the year.

                              [graphic /\ omitted]

                                 HITS & MISSES

                              [graphic \/ omitted]

SANGSTAT MEDICAL
SangStat Medical is a pharmaceutical company that develops drugs to improve the outcome of organ transplants. Among its products is a generic version of Cyclosporin, which is administered to kidney transplant patients. Recently, another generic manufacturer appeared unexpectedly and took a significant portion of SangStat's market share. As a result, the company's revenue growth hasn't lived up to expectations, and we liquidated most of our position in the stock.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS: $2.2 MILLION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP 10 HOLDINGS                  PERFORMANCE
--------------------------------------------------------------------------------
                           % OF
                           FUND
   ISSUER/SECURITY        ASSETS AGGREGATE TOTAL RETURN AS OF 8/31/00
1  Pharmacia                9.5% (does not reflect sales charge)(1),(4)
2  American Home Products   5.4% --------------------------------------
3  Schering-Plough          4.3%                    LIFE OF FUND
4  Genzyme                  4.1% SHARE CLASS         (12/21/99)
5  ALZA                     3.4% Class A               61.20%
6  Baxter International     3.0%
7  Novoste                  2.9% AGGREGATE TOTAL RETURN AS OF 9/30/00
8  Pfizer                   2.6% (at maximum applicable sales charge)(1),(4),(5)
9  Aradigm                  2.4% --------------------------------------
10 Amgen                    2.4%                    Life of Fund
   TOTAL                   40.0% Share Class         (12/21/99)
                                 Class A               59.86%


See page 7 for more detail

--------------------------------------------------------------------------------
TOP 5 INDUSTRIES
--------------------------------------------------------------------------------
% OF FUND ASSETS                        % OF FUND ASSETS
AUGUST 31, 2000                         FEBRUARY 29, 2000

Drugs and Biotechnology     76.9%       Drugs and Biotechnology      73.5%
Hospital Supply              9.1%       Hospital Supply               8.6%
Health Care Services         3.9%       Multi Sector                  5.2%
Electronics                  2.2%       Industrial Products           4.1%
Insurance                    1.8%       Health Care Services          2.6%

--------------------------------------------------------------------------------
TICKER SYMBOLS*
--------------------------------------------------------------------------------
STATE STREET RESEARCH HEALTH SCIENCES FUND
CLASS A: SHSAX CLASS B(1): SHSPX CLASS B: SHSBX CLASS C: SHSCX CLASS S: SHSSX

--------------------------------------------------------------------------------
(1) Aggregate returns are not annualized.
(2) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.
(3) The Lipper Health/Biotechnology Funds Average represents competitive groups of mutual funds maintained by Lipper Inc., an independent provider of mutual fund data. In September 1999, Lipper introduced a new portfolio-based classification system for all open-end U.S. diversified equity funds.
(4) Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares. Because this fund is focused on one market sector, it may involve more risk than broadly diversified funds, since its entire portfolio will be impacted by the performance of the healthcare industry.
(5) Performance reflects a maximum 5.75% Class A front-end sales charge.
  * Proposed

[graphic omitted]

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[Photo of Custom Tower, Boston]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 13 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To get a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are AUDITED, while in semiannual reports they are UNAUDITED.

ABOUT THE FUND
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
State Street Research Health Sciences Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Financial Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o THE BOARD OF TRUSTEES oversee the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities (see back pages of report for trustee information).

o THE INVESTMENT MANAGER, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o THE DISTRIBUTOR, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o THE CUSTODIAN, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

GOAL AND STRATEGY
The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 65% of total assets in securities of companies in health sciences and related industries. These may include common and preferred stocks, convertible securities, warrants and depositary receipts.

SHARE CLASSES
The fund generally offers four share classes, each with its own sales charge and expense structure. As of August 31, 2000, only Class A shares are presently available for purchase. Effective October 13, 2000, Class B(1), Class B, Class C, and Class S will also be available for purchase. The fund also generally offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75%. From March 1, 2000 to April 30, 2000, Class A shares paid a service fee equal to 0.25% of average daily net assets. Beginning May 1, 2000, Class A shares pay an annual distribution and service fee equal to 0.30% of average daily net assets. Class B(1) and B shares pay annual distribution and service fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual distribution and services fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or services fees.

The text and notes are an integral part of the financial statements.

THE FUND'S ACCOUNTING POLICIES
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, the most recent business day). The fund uses the following methods for determining the values of various types of securities:

o LISTED SECURITIES - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

o OVER-THE-COUNTER SECURITIES - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

o SECURITIES MATURING WITHIN 60 DAYS - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.


The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o   INTEREST - The fund accrues interest daily as it earns it.

o   CASH DIVIDENDS - The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders.The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

o DIVIDENDS FROM NET INVESTMENT INCOME - The fund ordinarily declares and pays these annually, if any, and may make an additional distribution if tax regulations make it necessary.

o NET REALIZED CAPITAL GAINS - The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it intends to elect to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

o EXPENSES ATTRIBUTED TO THE FUND - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees

o EXPENSES ATTRIBUTED TO THE TRUST OF WHICH THE FUND IS A SERIES - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these include the legal fees and trustee's fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The fund's securities and investment practices carry certain risks.

The text and notes are an integral part of the financial statements.

PORTFOLIO HOLDINGS August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Key to symbols
*  Denotes a security which has not paid a dividend during the last year.
o Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

                                                          MARKET
      ISSUER                                SHARES        VALUE
      --------------------------------------------------------------------------

      COMMON STOCKS 94.8% OF NET ASSETS

      FINANCIAL SERVICES 1.8% OF NET ASSETS
      --------------------------------------------------------------------------

      INSURANCE 1.8%
      Cigna Corp.                            400         $38,900
                                                     -----------
      Total Financial Services                            38,900
                                                     -----------

      HEALTH CARE 89.9% OF NET ASSETS
      --------------------------------------------------------------------------
      DRUGS & BIOTECHNOLOGY 76.9%
      3 Dimensional Pharmaceutical Inc.*     400          15,550
      Abbott Laboratories Inc.             1,100          48,125
      Allergan Inc.                          600          43,875
      Allos Therapeutics Inc.*             2,900          34,075
(5)   ALZA Corp.*                          1,000          75,625
        PHARMACEUTICALS
(2)   American Home Products Corp.         2,200         119,212
        PHARMACEUTICALS, CONSUMER
        HEALTH CARE AND AGRICULTURAL
        PRODUCTS
(10)  Amgen Inc.*                            700          53,069
        BIOTECHNOLOGY
      Andrx Corp.*                           600          52,200
      Applied Molecular Evolution*           200           6,438
      Arena Pharmaceuticals Inc.*            100           4,625
(6)   Baxter International Inc.              800          66,600
        MEDICAL PRODUCTS
      Biogen Inc.*                           500          34,563
      BioMarin Pharmaceutical Inc.*          900          15,188
      Biovail Corp.*                         700          44,844
      CV Therapeutics Inc.*                  300          22,500
      Deltagen Inc.*                       1,000          28,875
      Dyax Corp.*                            600          21,000
      Esperion Therapeutics Inc.*            700          11,244
(4)   Genzyme Corp.*                       1,200          90,075
        THERAPEUTIC AND
        DIAGNOSTICS PRODUCTS
      ICN Pharmaceuticals Inc.               900          25,481
      ILEX Oncology Inc.*                    700          23,100
      Intermune Pharmaceuticals Inc.*        800          30,450
      IVAX Corp.*                          1,400          48,475
      Large Scale Biology Corp.*             600          18,544
      Matrix Pharmaceuticals Inc.*         1,600          23,400
      Medimmune Inc.*                        500          42,063
      Mylan Laboratories Inc.              1,700          45,156
      Pain Therapeutics Inc.*                200           3,850
(8)   Pfizer Inc.                          1,350          58,387
        PHARMACEUTICALS
(1)   Pharmacia Corp.                      3,623         212,172
        PHARMACEUTICALS
      QLT PhotoTherapeutics Inc.*            600          44,437
      SangStat Medical Corp.*              1,100          22,275
(3)   Schering-Plough Corp.                2,400          96,300
        PHARMACEUTICALS
      Sepracor Inc.*                         200          22,000
      Teva Pharmaceutical Industries
        Ltd.o                                800          48,500
      Transkaryotic Therapies Inc.*          600          26,025
      Triangle Pharmaceuticals Inc.*       2,200          19,800
      Versicor Inc.*                       1,500          17,531
      Watson Pharmaceuticals Inc.*           700          43,181
      XOMA Ltd.*                           4,300          52,137
                                                     -----------
                                                       1,710,947
                                                     -----------
      HEALTH CARE SERVICES 3.9%
      Caremark RX Inc.*                    4,800          47,100
      Decode Genetics Inc.*                  200           5,525
      Wellpoint Health Networks Inc.
        Cl. A*                               400          34,525
                                                     -----------
                                                          87,150
                                                     -----------
      HOSPITAL SUPPLY 9.1%
(9)   Aradigm Corp.*                       3,000          53,625
        MEDICAL EQUIPMENT &
        SUPPLIES
      Aspect Medical Systems Inc.*         1,300          25,025
      Guidant Corp.*                         400          26,925
      Illumina Inc.*                         100           4,475
(7)   Novoste Corp.*                       1,200          64,800
      MEDICAL EQUIPMENT &
        SUPPLIES
      Tripath Imaging Inc.*                3,300          27,225
                                                     -----------
                                                         202,075
                                                     -----------
      Total Health Care                                2,000,172
                                                     -----------

      TECHNOLOGY 3.1% OF NET ASSETS
      ----------------------------------------------------------
      Electronics 2.2%
      PE Biosystems Group Corp.              500          49,187
                                                     -----------
      ELECTRONICS: SEMICONDUCTORS/
        COMPONENTS 0.9%
      Caliper Technologies Corp.*            300          18,638
                                                     -----------
      Total Technology                                    67,825
                                                     -----------
      TOTAL COMMON STOCKS                              2,106,897(+)
                                                     -----------

-------------------------------------------------------------
(+) The fund paid a total of $1,578,759 for these securities.
-------------------------------------------------------------

The text and notes are an integral part of the financial statements.

                                                         COUPON         MATURITY            AMOUNT OF          MARKET
ISSUER                                                    RATE            DATE              PRINCIPAL           VALUE
------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER 4.8% OF NET ASSETS
American Express Credit Corp.                            6.50%          9/1/2000             $107,000         $  107,000
Total Commercial Paper                                                                                           107,000(+)
                                                                                                              ----------

-----------------------------------------------------------
(+) The fund paid a total of $107,000 for these securities.
-----------------------------------------------------------

                                                                         % OF
                                                                      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------

SUMMARY OF PORTFOLIO ASSETS

Total Investments                                                       99.6%                                $2,213,897(++)
Cash and Other Assets, Less Liabilities                                  0.4%                                      9,980
                                                                       ------                                 ----------
Net Assets                                                             100.0%                                 $2,223,877
                                                                       ======                                 ==========
--------------------------------------------------------------
(++) The fund paid a total of $1,685,759 for these securities.
--------------------------------------------------------------


--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION
At August 31, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $1,688,334 was as follows:

Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost                   $541,451

Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value                    (15,888)
                                                                       --------
                                                                       $525,563
                                                                       ========
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

Statement of
ASSETS AND LIABILITIES August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

ASSETS
Investments, at market value                   $2,213,897(+)
Cash                                               52,122
Receivable for securities sold                     28,858
Receivable for fund shares sold                     1,785
Dividends and interest receivable                     783
Other assets                                       36,626
                                               ----------
                                                2,334,071

LIABILITIES
Payable for securities purchased                   56,889
Accrued trustees' fees                              3,248
Accrued management fee                              1,652
Accrued distribution and service fees                 559
Accrued transfer agent and shareholder services       387
Other accrued expenses                             47,459
                                               ----------
                                                  110,194

NET ASSETS                                     $2,223,877
                                               ==========
Net Assets consist of:
  Unrealized appreciation of investments       $  528,138
  Accumulated net realized gain                   191,560
  Paid-in capital                               1,504,179
                                               ----------
                                               $2,223,877(++)
                                               ==========

-------------------------------------------------------------
(+) The fund paid a total of $1,685,759 for these securities.
-------------------------------------------------------------

-------------------------------------------------------------
(++)      NET ASSET VALUE (NAV) OF EACH SHARE CLASS
     Except where noted, the NAV is the offering and the redemption price for each class.

          NET ASSETS   /   NUMBER OF SHARES  =     NAV
     A    $2,223,877           141,654           $15.70*
    *Maximum offering price per share $16.66 ($15.70 / 0.9425)
-------------------------------------------------------------

The text and notes are an integral part of the financial statements.

STATEMENT OF
OPERATIONS For the six months ended August 31, 2000 (unaudited)
-------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

INVESTMENT INCOME
Dividends, net of foreign taxes                  $  4,165(+)
Interest                                            1,911
                                                 --------
                                                    6,076
Expenses
Custodian fee                                      33,570
Audit fee                                          25,707
Reports to shareholders                             6,982
Management fee                                      6,864(++)
Trustees' fees                                      3,248(+++)
Distribution and service fees-Class A               2,581(++++)
Legal fees                                          1,120
Transfer agent and shareholder services               387(+++++)
Registration fees                                     168
Miscellaneous                                       2,441
                                                 --------
                                                   83,068
Expenses borne by the Distributor                 (69,047)
                                                 --------
                                                   14,021
                                                 --------
Net investment loss                                (7,945)
                                                 --------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments                  196,884(++++++)
Net unrealized appreciation of investments        194,080
                                                 --------
Net gain on investments                           390,964
Net increase in net assets resulting
  from operations                                $383,019
                                                 ========

---------------------------------------
(+) The fund paid foreign taxes of $82.
---------------------------------------

-------------------------------------------------------
(++) The management fee is 0.75% of average net assets.
-------------------------------------------------------

-----------------------------------------------------------
(+++) Paid only to trustees who aren't currently affiliated
      with the adviser (the fund doesn't pay trustees fees
      to affiliated trustees).
-----------------------------------------------------------

--------------------------------------------------------------
(++++) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------

----------------------------------------------------------------
(+++++) Includes a total of $284 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
----------------------------------------------------------------

----------------------------------------------------------------
(++++++) To earn this, the fund sold $1,587,764 of securities.
         During this same period, the fund also bought $1,729,670 worth of securities. These figures don't include short-term obligations or U.S. government securities.
----------------------------------------------------------------

The text and notes are an integral part of the financial statements.

STATEMENT OF
CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders.
                                            DECEMBER 21, 1999
                                            (COMMENCEMENT OF  SIX MONTHS ENDED
                                              OPERATIONS) TO   AUGUST 31, 2000
                                            FEBRUARY 29, 2000    (UNAUDITED)
---------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss                           $      (320)      $    (7,945)
Net realized gain on investments                   37,931           196,884
Net unrealized appreciation of investments        334,058           194,080
                                              -----------------------------
Net increase resulting from operations            371,669           383,019
                                              -----------------------------
Dividend from net investment income Class A          --                (260)
                                              -----------------------------
Distribution from capital gains Class A              --             (43,255)
                                              -----------------------------

SHARE TRANSACTIONS:
Proceeds from sale of shares                    1,282,387           237,017
Cost of shares redeemed                              --              (6,700)
                                                                -----------
Net increase from fund share transactions       1,282,387           230,317(+)
                                                                -----------
Total increase of net assets                    1,654,056           569,821

NET ASSETS
Beginning of period                                 --           1,654,056
                                              -----------------------------
End of period                                 $ 1,654,056       $ 2,223,877(++)
                                              =============================

NUMBER OF SHARES:
Sold                                              124,073            18,094
Redeemed                                             --                (513)
                                                                -----------
Net increase in fund shares                       124,073            17,581

--------------------------------------------------------------------------------
(+) The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share. MetLife owned 102,896 Class A shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(++) Includes undistributed net investment income of $273 and $0, respectively.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                                           CLASS A
                                                                                  -------------------------------------------------
                                                                                       December 21, 1999           Six months ended
                                                                                  (Commencement of Operations)      August 31, 2000
Per Share Data                                                                      to February 29, 2000(a)         (unaudited)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                     10.00                       13.33
                                                                                             -----                       -----
Net investment loss ($)*                                                                     (0.00)                      (0.06)
Net realized and unrealized gain
on investments ($)                                                                            3.33                        2.75
                                                                                             -----                       -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                          3.33                        2.69
                                                                                             -----                       -----
Dividend from net investment income ($)                                                       --                         (0.00)
Distribution from capital gains ($)                                                           --                         (0.32)
                                                                                             -----                       -----
TOTAL DISTRIBUTIONS ($)                                                                       --                         (0.32)
                                                                                             -----                       -----
NET ASSET VALUE, END OF PERIOD ($)                                                           13.33                       15.70
                                                                                             =====                       =====
Total return (%)(b)                                                                          33.30(c)                    20.93(c)

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                                    1,654                       2,224
Expense ratio (%)*                                                                            1.50(d)                     1.50(d)
Ratio of net investment loss to
average net assets (%)*                                                                      (0.13)(d)                   (0.87)(d)
Portfolio turnover rate (%)                                                                  44.48                       92.40
* Reflects voluntary reduction of expenses
  per share of these amounts ($)                                                              0.18                        0.51

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

The text and notes are an integral part of the financial statements.

BOARD OF TRUSTEES

GERARD P. MAUS
Chief Financial Officer, Chief Administrative Officer,
Director and Interim Chief Operating Officer,
State Street Research & Management Company

BRUCE R. BOND
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

STEVE A. GARBAN
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

DEAN O. MORTON
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

SUSAN M. PHILLIPS
Dean, School of Business and Public Management,
George Washington University; former Member of the
Board of Governors of the Federal Reserve System and
Chairman and Commissioner of the Commodity
Futures Trading Commission

TOBY ROSENBLATT
President, Founders Investments Ltd.
President, The Glen Ellen Company

MICHAEL S. SCOTT MORTON
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

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[graphic omitted] Toll-Free 1-87-SSR-FUNDS
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                        www.statestreetresearch.com
-------------------------------------------------------------------------------
OverView
-------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our Web site at www.statestreetresearch.com

State Street Research
SPECTRUM OF FUNDS
--------------------------------------------------------------------------------

Income                       Growth & Income        Growth
--------------------------------------------------------------------------------
CONSERVATIVE                                           AGGRESSIVE
--------------------------------------------------------------------------------
High Income Fund             Argo Fund              Global Resources Fund
Strategic Income Fund        Investment Trust       Emerging Growth Fund
New York Tax-Free Fund       Alpha Fund             Health Sciences Fund
Tax-Exempt Fund              Strategic Growth       Mid-Cap Growth Fund(1)
Government Income Fund         & Income Fund        Aurora Fund
Money Market Fund(2)         Stratetic Income       Concentrated
                                Plus Fund             International Fund
                                                    International Equity Fund
                                                    Concentrated Growth Fund
                                                    Growth Fund
                                                    Galileo Fund
                                                    Legacy Fund


CONTACT INFORMATION FOR
INVESTOR SERVICES
--------------------------------------------------------------------------------

NEW ACCOUNTS, MUTUAL FUND PURCHASES, EXCHANGES AND ACCOUNT INFORMATION

[graphic omitted]

INTERNET
www.statestreetresearch.com

E-MAIL
info@ssrfunds.com

PHONE
1-87-SSR-FUNDS (1-877-773-8637), 7 days a week, 24 hours a day
Hearing impaired: 1-800-676-7876
Chinese and Spanish-speaking: 1-888-638-3193

FAX
1-617-737-9722 (request confirmation number first from the Service Center by calling 1-87-SSR-FUNDS or 1-877-773-8637)

MAIL
State Street Research Service Center
P.O. Box 8408, Boston, MA 02266-8408


STATE STREET RESEARCH
FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm Eastern Time, to learn more.

---------------------
[DALBAR GRAPHIC]
     DALBAR
HONORS COMMITMENT TO:
    INVESTORS
      1999
---------------------
for Excellence in Service

1 Formerly State Street Research Capital Fund.

2 An investment in the fund is not insured or guaranteed by the Federal Deposit
  Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This report must be accompanied or preceded by a current State Street Research Health Sciences Fund prospectus. When used after December 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus on any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry wide.

(c) 2000 State Street Research Investment Services, Inc.,
    One Financial Center, Boston, MA 02111

Control Number:(exp1001)SSR-LD                                    HS-2486-1000

[logo] STATE STREET RESEARCH

CONCENTRATED GROWTH FUND
--------------------------------------------------------------------------------
                                   SEMIANNUAL REPORT TO SHAREHOLDERS
                                   August 31, 2000

In this Report  [graphic omitted]  Investment
                                   Update

plus
     The Fund at a Glance
     Fund Portfolio and Financials

--------------------------------------------------------------------------------
  Contents
2   REVIEW SINCE INCEPTION (6/15/00)
    A look at the fund and its market environment

4   THE FUND IN DETAIL
    Portfolio holdings, financials and notes
--------------------------------------------------------------------------------

FROM THE CHAIRMAN
THE HEADLINES SCREAM VOLATILITY. Stocks experienced a rocky six months, punctuated by a sharp upturn in August. Many so-called new economy stocks have given way to a rebound of decidedly old economy stalwarts.

[Photo of Gerard P. Maus]
     GERARD P. MAUS

The uncertainty of the investment markets over the past six months reminds us all that some long-established investment principles still make sense: diversification, for example, is still a good way to cushion your portfolio against sharp swings in one sector or asset class. If you have a diversified portfolio, chances are you felt the downdraft in technology. But you may also have exposure to some of the market's stronger performers--health care, energy and the bond market--all of which have delivered attractive returns in 2000.

If you're uncertain about how much diversification you need and whether the diversification you have is right for you, talk to your financial professional. Together, you can build a portfolio of State Street Research funds for any market environment.

     Sincerely,

 /s/ Gerard P. Maus
     Gerard P. Maus
     Chief Executive Officer
     State Street Research Funds

--------------------------------------------------------------------------------
REVIEW SINCE INCEPTION (6/15/00)
--------------------------------------------------------------------------------

HOW STATE STREET RESEARCH
CONCENTRATED GROWTH FUND PERFORMED

It was a strong beginning for State Street Research Concentrated Growth Fund. Since its inception on June 15, 2000, the fund returned 4.04% for the two and a half month period ending August 31, 2000.(1) That was lower than the Russell 1000 Growth Index, which returned 7.40% for the same period.(2)

REASONS FOR THE FUND'S PERFORMANCE
In constructing the portfolio, we have focused on six basic themes: global financial services, alternative energy, digital content and delivery, business process outsourcing, health care innovation and world-class retailing. Of the six, our investments in global financial services, alternative energy and digital content and delivery helped performance. However, the fund's investments in American Tower and Nextlink, a wireless communications company, were disappointing as short-term factors brought down their stock prices.

Within the six themes, our strategy is to concentrate on 25 to 35 growth stocks that we believe have the potential for exceptional growth. For example, we believe that alternative energy could benefit as power suppliers look for other sources of generating capacity to meet the growing demand for electricity, fueled by telecommunications and the Internet. We expect strong earnings growth in the health care sector as more Baby Boomers enter their fifties.

LOOKING AHEAD
Although we expect more volatility, we believe the U.S. market continues to be an attractive place for long-term investors. The Fed appears to have brought the economy in for a "soft landing," with little evidence of recession in sight. In general, we expect slower corporate earnings growth will still be sufficient to generate modest returns for the market. We will continue to look for companies that we believe have a sustainable competitive advantage that can drive their earnings growth and help them outperform the overall market.

Because financial markets and mutual fund strategies are constantly evolving, it's possible that the fund's holdings, market stance, outlook for various industries or securities, and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


                                 CLASS A SHARES(1)

                                      4.04%

         "We expect strong earnings growth in the health care sector."

                             [photo of Bruce Ebel]

                               BRUCE EBEL
                               Portfolio Manager,
                               State Street Research Concentrated Growth Fund

                      [photo of Kennard "Pete" Woodworth]

                               KENNARD "PETE" WOODWORTH
                               Portfolio Manager,
                               State Street Research Concentrated Growth Fund

                                  RUSSELL 1000
                                Growth Index(2)

                                     7.40%

--------------------------------------------------------------------------------
[graphic omitted] THE FUND AT A GLANCE as of 8/31/00
--------------------------------------------------------------------------------

STATE STREET RESEARCH CONCENTRATED GROWTH FUND FOCUSES ON LONG-TERM GROWTH OF CAPITAL.

--------------------------------------------------------------------------------
TOTAL NET ASSETS: $5.5 MILLION
--------------------------------------------------------------------------------

-------------------------------------    -------------------------------------
TOP 10 HOLDINGS                          PERFORMANCE
-------------------------------------    -------------------------------------
                                 % OF    AGGREGATE TOTAL RETURNS AS OF 8/31/00
                                 FUND    (does not reflect sales charge)(1)
ISSUER/SECURITY                ASSETS    -------------------------------------
  1  Solectron                   5.3%                           LIFE OF FUND
  2  Nortel Networks             5.3%    SHARE CLASS              (6/15/00)
  3  Intel                       4.6%    Class A                   10.39%
  4  Anadarko Petroleum          4.5%    Class B(1)                10.29%
  5  Pharmacia                   4.3%    Class B                   10.18%
  6  Citigroup                   4.2%    Class C                   10.18%
  7  Pfizer                      4.0%    Class S                   10.39%
  8  PE Biosystems               3.7%
  9  i2 Technologies             3.5%    AGGREGATE TOTAL RETURNS AS OF 9/30/00
 10  Mercury Interactive         3.3%    (at maximum applicable sales charge)
     TOTAL                      42.7%    (1)(4)
                                         -------------------------------------
See page 7 for more detail                                      LIFE OF FUND
                                         SHARE CLASS              (6/15/00)
                                         Class A                    1.35%
                                         Class B(1)                 2.32%
                                         Class B                    2.32%
                                         Class C                    6.32%
                                         Class S                    7.53%


TOP 5 INDUSTRIES
% OF FUND ASSETS

AUGUST 31, 2000

Communications
Technology                      15.8%
Drugs & Biotechnology           14.5%
Electronics                     11.7%
Computer Software               10.2%
Electronics:
Semi-Conductors & Components    6.1%

TICKER SYMBOLS*
STATE STREET RESEARCH CONCENTRATED GROWTH FUND
------------------------------------------------------------------------------
CLASS A: SACGX  CLASS B(1): SPCGX CLASS B: STCGX CLASS C: SSRGX CLASS S: SCGSX

------------------------------------------------------------------------------
CITIGROUP
Citigroup is the world's largest financial services company and one of the fund's largest holdings. As it takes advantage of industry consolidation to pursue domestic and global growth, the company continues to gain market share and increase the stability of its long-term earnings potential. In addition, Citigroup's strong management team is headed by one of the most respected veterans in the financial services industry. The stock price rose from $50 per share to $60 per share during the period.

                              [graphic /\ omitted]

                                 HITS & MISSES

                              [graphic \/ omitted]


AMERICAN TOWER
American Tower owns, leases and operates broadcast and communications towers in the U.S., Canada and Mexico. The stock price declined 12% amid concerns that potential delays in the launch of new services would slow expected revenue growth. Nevertheless, we are still optimistic about the company's long-term prospects and we continue to own the stock.
--------------------------------------------------------------------------------

(1) Aggregate returns are not annualized.

(2) The Russell 1000(R) Growth Index contains only those stocks within the complete Russell 1000 Index that show above average growth. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares. Returns are aggregate; not annualized.

(4) Performance reflects a maximum 5.75% Class A front-end sales charge.

*   Proposed

[graphic omitted]

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations leading up to the report date, and give a summary of operations on a per-share basis. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[Photo of Custom Tower, Boston]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 14 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To get a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are AUDITED, while in semiannual reports they are UNAUDITED.

ABOUT THE FUND
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
State Street Research Concentrated Growth Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Financial Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o THE BOARD OF TRUSTEES oversee the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities (see inside back pages of report for trustee information).

o THE INVESTMENT MANAGER, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o THE DISTRIBUTOR, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o THE CUSTODIAN, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.


GOAL AND STRATEGY
The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 65% of total assets in a concentrated portfolio of larger size companies that appear to offer potential for long-term growth. The fund intends to concentrate its investments in a smaller number of companies than many other funds. The fund invests primarily in common stocks, but may also invest in preferred stocks and convertible securities.

SHARE CLASSES
The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75%. Class A shares pay an annual distribution and service fee equal to 0.30% of average daily net assets. Class B(1) and B shares pay annual distribution and service fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees.


The text and notes are an integral part of the financial statements.

THE FUND'S ACCOUNTING POLICIES
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, the most recent business day). The fund uses the following methods for determining the values of various types of securities:

o LISTED SECURITIES - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

o OVER-THE-COUNTER SECURITIES - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

o SECURITIES MATURING WITHIN 60 DAYS - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o   INTEREST - The fund accrues interest daily as it earns it.

o   CASH DIVIDENDS - The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

o DIVIDENDS FROM NET INVESTMENT INCOME - The fund ordinarily declares and pays these annually, if any, and may make an additional distribution if tax regulations make it necessary.

o NET REALIZED CAPITAL GAINS - The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it intends to elect to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

o EXPENSES ATTRIBUTED TO THE FUND - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

o EXPENSES ATTRIBUTED TO THE TRUST OF WHICH THE FUND IS A SERIES - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The fund's securities and investment practices carry certain risks.

The text and notes are an integral part of the financial statements.

PORTFOLIO HOLDINGS August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

-------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
-------------------------------------------------------------------------------

Key to symbols
*  Denotes a security which has not paid a dividend during the last year.

                                                                    MARKET
     ISSUER                                           SHARES         VALUE
     ------------------------------------------------------------------------

     COMMON STOCKS 92.1% OF NET ASSETS

     CONSUMER DISCRETIONARY
     7.8% OF NET ASSETS
     ------------------------------------------------------------------------
     COMMUNICATIONS, MEDIA & ENTERTAINMENT 3.6%
     Gemstar International Group Ltd.*                   1,020    $    92,055
     U.S.A. Networks Inc.*                               4,570        109,965
                                                                  -----------
                                                                      202,020
                                                                  -----------

     RETAIL 4.2%
     Bed Bath & Beyond Inc.*                             7,040        123,640
     Home Depot Inc.                                     2,220        106,699
                                                                  -----------
                                                                      230,339
                                                                  -----------
     Total Consumer Discretionary                                     432,359
                                                                  -----------

     FINANCIAL SERVICES 7.7% OF NET ASSETS
     ------------------------------------------------------------------------
     INSURANCE 2.9%
     American International Group Inc.                   1,810        161,316
                                                                  -----------

     MISCELLANEOUS FINANCIAL 4.8%
(6)  Citigroup, Inc.                                     3,990        232,916
       FINANCIAL SERVICES
     S1 Corp.*                                           1,630         28,423
                                                                  -----------
                                                                      261,339
                                                                  -----------
     Total Financial Services                                         422,655
                                                                  -----------

     HEALTH CARE 16.9% OF NET ASSETS
     ------------------------------------------------------------------------
     DRUGS & BIOTECHNOLOGY 14.5%
     Genentech, Inc.*                                      880        167,640
     Medimmune Inc.*                                     2,050        172,456
(7)  Pfizer Inc.                                         5,070        219,278
       PHARMACEUTICALS
(5)  Pharmacia Corp.                                     4,040        236,592
       PHARMACEUTICALS                                            -----------
                                                                      795,966
                                                                  -----------

     HOSPITAL SUPPLY 2.4%
     Guidant Corp.*                                      1,970        132,606
                                                                  -----------
     Total Health Care                                                928,572
                                                                  -----------

     OTHER ENERGY 4.5% OF NET ASSETS
     ------------------------------------------------------------------------
     OIL & GAS PRODUCERS 4.5%
(4)  Anadarko Petroleum Corp.                            3,740        245,980
       OIL & GAS EXPLORATION                                      -----------
     Total Other Energy                                               245,980
                                                                  -----------

     PRODUCER DURABLES 4.0% OF NET ASSETS
     ------------------------------------------------------------------------
     OFFICE FURNITURE & BUSINESS EQUIPMENT 1.5%
     Lexmark International Group Inc. Cl. A*             1,190         80,697
                                                                  -----------

     TELECOMMUNICATIONS EQUIPMENT 2.5%
     American Tower Corp. Cl. A*                         3,830        139,077
                                                                  -----------
     Total Producer Durables                                          219,774
                                                                  -----------

     TECHNOLOGY 47.4% OF NET ASSETS
     ------------------------------------------------------------------------
     COMMUNICATIONS TECHNOLOGY 15.8%
     General Motors Corp. Cl. H*                         5,390        178,544
     Inktomi Corp.*                                        570         74,314
     JDS Uniphase Corp.*                                   460         57,263
     Juniper Networks Inc.*                                720        153,900
(2)  Nortel Networks Corp.                               3,560        290,362
       ELECTRICAL EQUIPMENT & COMPONENTS
     Sycamore Networks Inc.*                               860        118,250
                                                                  -----------
                                                                      872,633
                                                                  -----------

     COMPUTER SOFTWARE 10.2%
(9)  i2 Technologies Inc.*                               1,150        194,566
       COMPUTER SOFTWARE
(10) Mercury Interactive Corp.*                          1,500        183,281
     Computer Software
     Veritas Software Co.*                               1,520        183,255
                                                                  -----------
                                                                      561,102
                                                                  -----------

     COMPUTER TECHNOLOGY 3.6%
     EMC Corp.*                                          1,490        146,020
     Network Appliance Inc.*                               450         52,650
                                                                  -----------
                                                                      198,670
                                                                  -----------

     ELECTRONICS 11.7%
     Kopin Corp.*                                        4,500        150,469
(8)  PE Biosystems Group Corp.                           2,050        201,669
       SCIENTIFIC AND TECHNICAL INSTRUMENTS
(1)  Solectron Corp.*                                    6,460        292,718
       ELECTRONICS MANUFACTURING SERVICES
                                                                      644,856
                                                                  -----------

     ELECTRONICS: SEMICONDUCTORS/COMPONENTS 6.1%
(3)  Intel Corp.                                         3,390        253,826
       SEMICONDUCTOR & COMPONENTS
     PMC Sierra Inc.*                                      350         82,600
                                                                  -----------
                                                                      336,426
                                                                  -----------
     Total Technology                                               2,613,687
                                                                  -----------

     UTILITIES 3.8% OF NET ASSETS
     ------------------------------------------------------------------------
     TELECOMMUNICATIONS 3.8%
     Nextel Communications Inc. Cl. A*                   1,540         85,374
     Nextlink Communications Inc. Cl. A*                 3,550        124,472
                                                                  -----------
                                                                      209,846
                                                                  -----------
     Total Utilities                                                  209,846
                                                                  -----------

     TOTAL COMMON STOCKS                                            5,072,873(+)
                                                                  -----------

-------------------------------------------------------------
(+) The fund paid a total of $4,630,787 for these securities.
-------------------------------------------------------------

The text and notes are an integral part of the financial statements.

                                                        COUPON         MATURITY              AMOUNT OF          MARKET
ISSUER                                                   RATE            DATE                 PRINCIPAL          VALUE
------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER 7.7% OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp.                            6.53%          9/5/2000              $130,000          $130,000
Ford Motor Credit Co.                                    6.52%          9/5/2000               137,000           137,000
Pacific Gas and Electric Co.                             6.55%          9/7/2000               155,000           154,831
                                                                                                                --------
TOTAL COMMERCIAL PAPER                                                                                           421,831(+)
                                                                                                                --------

-----------------------------------------------------------
(+) The fund paid a total of $421,831 for these securities.
-----------------------------------------------------------

                                                                          % OF
                                                                        NET ASSETS
------------------------------------------------------------------------------------------------------------------------
SUMMARY OF PORTFOLIO ASSETS
Investments                                                               99.8%                               $5,494,704
Cash and Other Assets, Less Liabilities                                    0.2%                                   12,512
                                                                         -----                                ----------
Net Assets                                                               100.0%                               $5,507,216(++)
                                                                         =====                                ==========

--------------------------------------------------------------
(++) The fund paid a total of $5,052,618 for these securities.
--------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION
At August 31, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $5,052,618 was as follows:

Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost                  $513,823

Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value                   (71,737)
                                                                      --------
                                                                      $442,086
                                                                      ========

The text and notes are an integral part of the financial statements.

STATEMENT OF
ASSETS AND LIABILITIES August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

ASSETS
Investments, at market value                           $5,494,704(+)
Cash                                                       16,823
Receivable for fund shares sold                           178,335
Receivable for securities sold                             79,500
Interest receivable                                            97
Other assets                                              106,140
                                                       ----------
                                                        5,875,599

LIABILITIES
Payable for securities purchased                          325,933
Accrued transfer agent and shareholder services             7,150
Accrued management fee                                      3,151
Accrued distribution and service fees                       2,532
Accrued trustees' fees                                      2,200
Other accrued expenses                                     27,417
                                                       ----------
                                                          368,383
                                                       ----------

NET ASSETS                                             $5,507,216
                                                       ==========
Net Assets consist of:
  Unrealized appreciation of investments               $  442,086
  Accumulated net realized loss                           (18,614)
  Paid-in capital                                       5,083,744
                                                       ----------
                                                       $5,507,216(++)
                                                       ===========

-------------------------------------------------------------
(+) The fund paid a total of $5,052,618 for these securities.
-------------------------------------------------------------

-------------------------------------------------------------
(++)     NET ASSET VALUE (NAV) OF EACH SHARE CLASS
     Except where noted, the NAV is the offering and the redemption price for each class.

           NET ASSETS   /  NUMBER OF SHARES   =    NAV

      A      $1,822,873         175,030          $10.41*
      B(1)   $1,694,158         162,846          $10.40**
      B        $973,759          93,676          $10.39**
      C        $501,463          48,244          $10.39**
      S        $514,963          49,449          $10.41

       * Maximum offering price per share $11.05 ($10.41 / 0.9425) ** Redemption price per share for Class B(1), Class B and
         Class C is equal to net asset value less any applicable contingent deferred sales charge.
-------------------------------------------------------------

The text and notes are an integral part of the financial statements.

STATEMENT OF
OPERATIONS For the period June 15, 2000 (commencement of operations)
to August 31, 2000 (unaudited)
-------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

INVESTMENT INCOME
Dividends                                                      $1,218
Interest                                                        5,470
                                                             --------
                                                                6,688

EXPENSES
Custodian fee                                                  22,000
Transfer agent and shareholder services                         7,150(+)
Management fee                                                  5,730(++)
Reports to shareholders                                         5,500
Registration fees                                               5,500
Audit fee                                                       4,675
Trustees' fees                                                  2,200(+++)
Legal fees                                                      2,200
Distribution and service fees-Class A                             524(++++)
Distribution and service fees-Class B(1)                        1,795(++++)
Distribution and service fees-Class B                           1,337(++++)
Distribution and service fees-Class C                             918(++++)
Miscellaneous                                                     825
                                                             --------
                                                               60,354
Expenses borne by the Distributor                             (47,691)
                                                             --------
                                                               12,663
                                                             --------
Net investment loss                                            (5,975)
                                                             --------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized loss on investments                              (18,614)(+++++)
Net unrealized appreciation of investments                    442,086
                                                             --------
Net gain on investments                                       423,472
                                                             --------
Net increase in net assets resulting from operations         $417,497
                                                             ========

--------------------------------------------------------------------------------
   (+) Includes a total of $198 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  (++)  The management fee is 0.85% of average net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 (+++) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees fees to affiliated trustees).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(++++) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(+++++) To earn this, the fund sold $634,793 of securities. During this same period, the fund also bought $5,284,194 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

STATEMENT OF
CHANGES IN
NET ASSETS For the period June 15, 2000 (commencement of operations)
to August 31, 2000 (unaudited)
--------------------------------------------------------------------------------
This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders.

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss                                  $(5,975)
Net realized loss on investments                     (18,614)
Net unrealized appreciation of investments           442,086
                                                   ----------
Net increase resulting from operations                417,497
                                                   ----------
Net increase from fund share transactions           5,089,719(+)
                                                   ----------
Total increase in net assets                        5,507,216
                                                   ----------

NET ASSETS
Beginning of period                                     --
                                                   ----------
End of period                                      $5,507,216
                                                   ==========

--------------------------------------------------------------------------------
(+) These transactions break down by share class as follows:
                                              June 15, 2000
                                      (commencement of operations)
                                     to August 31, 2000 (unaudited)
                                     ------------------------------
    CLASS A                         SHARES                   AMOUNT
    ----------------------------------------------------------------------------
    Shares sold                   176,924                  $1,717,631*
    Shares redeemed                (1,894)                   (18,582)
                                  -----------------------------------
    NET INCREASE                  175,030                  $1,699,049
                                  ===================================

    CLASS B(1)                      SHARES                     AMOUNT
    ----------------------------------------------------------------------------
    Shares sold                   162,846                  $1,565,419**
                                  -----------------------------------
    NET INCREASE                  162,846                  $1,565,419
                                  ===================================

    CLASS B                         SHARES                     AMOUNT
    ----------------------------------------------------------------------------
    Shares sold                    93,762                    $899,484**
    Shares redeemed                   (86)                      (800)
                                  -----------------------------------
    NET INCREASE                   93,676                    $898,684
                                  ===================================

    CLASS C                         SHARES                     AMOUNT
    ----------------------------------------------------------------------------
    Shares sold                    48,244                    $457,373
                                  -----------------------------------
    NET INCREASE                   48,244                    $457,373
                                  ===================================

    CLASS S                         SHARES                     AMOUNT
    ----------------------------------------------------------------------------
    Shares sold                    49,606                    $470,732
    Shares redeemed                  (156)                    (1,538)
                                  -----------------------------------
    NET INCREASE                   49,449                   $469,194
                                  ===================================

        The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. MetLife owned 42,418 shares of each Class A, Class B(1), Class B, Class C and Class S of the fund.

     * Includes $3,840 and $11,325 in sales charges collected by the distributor and MetLife.

    ** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $22,563 and $1,119 for Class B(1) and Class B were paid by the distributor, not the fund.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance for the period June 15, 2000 (commencement of operations) to August 31, 2000 (unaudited)(a).

PER SHARE DATA                                    CLASS A         CLASS B(1)         CLASS B           CLASS C          CLASS S
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)           9.43              9.43             9.43              9.43             9.43
                                                   ----              ----             ----              ----             ----
  Net investment loss ($)*                        (0.01)            (0.02)           (0.02)            (0.02)           (0.00)
  Net realized and unrealized gain on investments  0.99              0.99             0.98              0.98             0.98
                                                   ----              ----             ----              ----             ----
TOTAL FROM INVESTMENT OPERATIONS ($)               0.98              0.97             0.96              0.96             0.98
                                                   ----              ----             ----              ----             ----
NET ASSET VALUE, END OF PERIOD ($)                 10.41             10.40            10.39             10.39            10.41
                                                   =====             =====            =====             =====            =====
Total return (%)(b)                              10.39(c)          10.29(c)         10.18(c)          10.18(c)         10.39(c)

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)          1,823             1,694             974               501              515
Expense ratio (%)*                                1.50(d)           2.20(d)          2.20(d)           2.20(d)          1.20(d)
Ratio of net investment loss to
average net assets (%)*                          (0.54)(d)         (1.24)(d)        (1.22)(d)         (1.14)(d)        (0.15)(d)
Portfolio turnover rate (%)                        19.95             19.95            19.95             19.95            19.95

*Reflects voluntary reduction of
expenses per share of these amounts                0.12              0.13             0.14              0.16             0.16

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c) Not annualized.
(d) Annualized.

The text and notes are an integral part of the financial statements.


BOARD OF TRUSTEES

GERARD P. MAUS
Chief Financial Officer, Chief Administrative Officer,
Director and Interim Chief Operating Officer,
State Street Research & Management Company

BRUCE R. BOND
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

STEVE A. GARBAN
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

DEAN O. MORTON
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

SUSAN M. PHILLIPS
Dean, School of Business and Public Management,
George Washington University; former Member of the
Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission

TOBY ROSENBLATT
President, Founders Investments Ltd.
President, The Glen Ellen Company

MICHAEL S. SCOTT MORTON
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

The text and notes are an integral part of the financial statements.

                                                                -------------
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State Street Research
SPECTRUM OF FUNDS
--------------------------------------------------------------------------------

Income                       Growth & Income        Growth
--------------------------------------------------------------------------------
CONSERVATIVE                                           AGGRESSIVE
--------------------------------------------------------------------------------
High Income Fund             Argo Fund              Global Resources Fund
Strategic Income Fund        Investment Trust       Emerging Growth Fund
Government Income Fund       Alpha Fund             Health Sciences Fund
Money Market Fund(2)         Strategic Growth       Mid-Cap Growth Fund(1)
                               & Income Fund        Aurora Fund
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                                Plus Fund             International Fund
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INVESTOR SERVICES
--------------------------------------------------------------------------------

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STATE STREET RESEARCH
FYI
--------------------------------------------------------------------------------
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Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm Eastern Time, to learn more.

---------------------
[DALBAR GRAPHIC]
     DALBAR
HONORS COMMITMENT TO:
    INVESTORS
      1999
---------------------
for Excellence in Service

(1) Formerly State Street Research Capital Fund.

(2) An investment in the fund is not insured or guaranteed by the Federal
    Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research
Concentrated Growth Fund prospectus. When used after December 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus on any State Street Research fund call 1-87-SSR-FUNDS
(1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry wide.

(c) 2000 State Street Research Investment Services, Inc.,
    One Financial Center, Boston, MA 02111

Control Number:(exp1001)SSR-LD                                    CG-2488-1000

